SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of potential dilutive securities outstanding
	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	September 30, 2022	September 30, 2021
Preferred stock	5,640,002	5,640,002
Warrants	-	1,800,000
Total	5,640,002	7,440,002

	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	2021	2020
Preferred stock	5,640,002	6,493,336
Warrants	1,800,000	1,800,000
Convertible debt	-	10,196,091
Total	7,440,002	18,489,427